Revenue - Disaggregated Revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue
Net Sales	$ 35,355	$ 32,184	$ 32,136
Net Sales	35,355	32,184	32,136
Corporate and Unallocated
Disaggregation of Revenue
Net Sales	2	(2)	109
Net Sales	2	(2)	109
Americas
Disaggregation of Revenue
Net Sales	18,097	16,525	16,124
United States
Disaggregation of Revenue
Net Sales	15,000	13,900	13,200
Asia Pacific
Disaggregation of Revenue
Net Sales	10,600	9,569	9,796
China/Hong Kong
Disaggregation of Revenue
Net Sales	4,000	3,500	3,300
Europe, Middle East and Africa
Disaggregation of Revenue
Net Sales	6,660	6,109	6,226
Other Unallocated
Disaggregation of Revenue
Net Sales	(2)	(19)	(10)
Safety and Industrial
Disaggregation of Revenue
Net Sales	11,981	10,972	10,704
Safety and Industrial | Abrasives
Disaggregation of Revenue
Net Sales	1,296	1,077	1,280
Safety and Industrial | Automotive Aftermarket
Disaggregation of Revenue
Net Sales	1,164	1,028	1,152
Safety and Industrial | Closure and Masking Systems
Disaggregation of Revenue
Net Sales	1,033	993	1,111
Safety and Industrial | Electrical Markets
Disaggregation of Revenue
Net Sales	1,229	1,093	1,180
Safety and Industrial | Industrial Adhesives and Tapes
Disaggregation of Revenue
Net Sales	2,353	2,000	2,114
Safety and Industrial | Personal Safety
Disaggregation of Revenue
Net Sales	4,470	4,408	3,472
Safety and Industrial | Roofing Granules
Disaggregation of Revenue
Net Sales	428	389	366
Safety and Industrial | Other Safety and Industrial
Disaggregation of Revenue
Net Sales	8	(16)	29
Transportation and Electronics
Disaggregation of Revenue
Net Sales	9,262	8,406	9,147
Transportation and Electronics | Advanced Materials
Disaggregation of Revenue
Net Sales	1,200	1,029	1,236
Transportation and Electronics | Automotive and Aerospace
Disaggregation of Revenue
Net Sales	1,756	1,522	1,806
Transportation and Electronics | Commercial Solutions
Disaggregation of Revenue
Net Sales	1,717	1,486	1,733
Transportation and Electronics | Electronics
Disaggregation of Revenue
Net Sales	3,673	3,497	3,446
Transportation and Electronics | Transportation Safety
Disaggregation of Revenue
Net Sales	907	880	932
Transportation and Electronics | Other Transportation and Electronics
Disaggregation of Revenue
Net Sales	9	(8)	(6)
Health Care
Disaggregation of Revenue
Net Sales	8,597	7,832	7,345
Health Care | Drug Delivery
Disaggregation of Revenue
Net Sales	0	146	371
Health Care | Food Safety
Disaggregation of Revenue
Net Sales	368	337	337
Health Care | Health Information Systems
Disaggregation of Revenue
Net Sales	1,220	1,140	1,177
Health Care | Medical Solutions
Disaggregation of Revenue
Net Sales	4,632	4,288	3,361
Health Care | Oral Care
Disaggregation of Revenue
Net Sales	1,420	1,071	1,320
Health Care | Separation and Purification Sciences
Disaggregation of Revenue
Net Sales	956	848	784
Health Care | Other Health Care
Disaggregation of Revenue
Net Sales	1	2	(5)
Consumer
Disaggregation of Revenue
Net Sales	5,513	4,976	4,831
Consumer | Consumer Health and Safety
Disaggregation of Revenue
Net Sales	588	540	583
Consumer | Home Care
Disaggregation of Revenue
Net Sales	1,074	1,043	968
Consumer | Home Improvement
Disaggregation of Revenue
Net Sales	2,548	2,260	2,001
Consumer | Stationery and Office
Disaggregation of Revenue
Net Sales	1,306	1,132	1,286
Consumer | Other Consumer
Disaggregation of Revenue
Net Sales	$ (3)	$ 1	$ (7)